Commitments & Contingencies - Contingencies (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015 defendant	Dec. 31, 2019 USD ($) country	Oct. 30, 2017 claim
Brazil Tax Matters
Loss Contingencies
Damages sought, value | $		$ 925
SCO v. IBM
Loss Contingencies
Number of remaining claims | claim			1
Litigation Case In United States District Court regarding divesting Microelectronics business, alleging violations of the Employee Retirement Income Security Act
Loss Contingencies
Number of officers or executives named as defendants | defendant	3
Minimum
Loss Contingencies
Clients' presence in number of countries | country		175